Retirement Benefit Plans - Disclosure of Movements in Fair Value of Scheme Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Interest cost	£ (10)	£ (23)	£ (7)
Return on plan assets (excluding amounts included in net interest expense)	(1,328)	(855)	246
Fair value of scheme assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	12,547	11,532
Interest cost	263	331
Contributions paid by employer and scheme members	245	212
Contributions paid by fellow Banco Santander subsidiaries	0	0
Administration costs paid	(8)	(8)
Return on plan assets (excluding amounts included in net interest expense)	1,328	855
Benefits paid	(396)	(375)
Ending balance	£ 13,979	£ 12,547	£ 11,532